Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	$ 248,335	$ 163,378	$ 171,806
Amounts due from banks	20,457	14,151	28,206
Receivables from securities financing transactions measured at amortized cost	82,028	73,403	74,128
Cash collateral receivables on derivative instruments	43,637	35,294	32,300
Loans and advances to customers	608,910	390,908	405,633
Other financial assets measured at amortized cost	60,826	52,551	54,334
Total financial assets measured at amortized cost	1,064,192	729,686	766,407
Financial assets at fair value held for trading	162,358	140,306	135,098
of which: assets pledged as collateral that may be sold or repledged by counterparties	43,452	45,533	44,524
Derivative financial instruments	140,415	122,618	131,728
Brokerage receivables	25,273	22,650	20,883
Financial assets at fair value not held for trading	123,020	63,482	63,754
Total financial assets measured at fair value through profit or loss	451,065	349,055	351,463
Financial assets measured at fair value through other comprehensive income	2,167	2,078	2,233
Investments in associates	2,233	906	983
Property, equipment and software	12,990	10,510	11,044
Goodwill and intangible assets	7,023	6,237	6,265
Deferred tax assets	9,877	9,423	9,244
Other non-financial assets	15,117	8,911	8,377
Total assets	1,564,664	1,116,806	1,156,016
Liabilities
Amounts due to banks	26,750	19,157	16,720
Payables from securities financing transactions measured at amortized cost	14,847	6,824	5,782
Cash collateral payables on derivative instruments	33,691	31,914	34,886
Customer deposits	760,693	536,000	555,673
Funding from UBS Group AG measured at amortized cost	111,725	67,857	67,282
Debt issued measured at amortized cost	112,520	63,788	69,784
Other financial liabilities measured at amortized cost	22,125	13,742	12,713
Total financial liabilities measured at amortized cost	1,082,350	739,282	762,840
Financial liabilities at fair value held for trading	33,493	33,015	31,712
Derivative financial instruments	149,089	125,639	140,707
Brokerage payables designated at fair value	46,198	46,249	42,275
Debt issued designated at fair value	108,405	82,951	86,341
Other financial liabilities designated at fair value	36,834	26,794	27,366
Total financial liabilities measured at fair value through profit or loss	374,019	314,648	328,401
Provisions	4,763	2,448	2,524
Other non-financial liabilities	9,285	5,064	6,682
Total liabilities	1,470,417	1,061,443	1,100,448
Equity
Share capital	386	386	386
Share premium	84,825	24,617	24,638
Retained earnings	7,417	29,228	28,235
Other comprehensive income recognized directly in equity, net of tax	764	815	1,974
Equity attributable to shareholders	93,392	55,046	55,234
Equity attributable to non-controlling interests	855	317	335
Total equity	94,247	55,363	55,569
Total liabilities and equity	$ 1,564,664	$ 1,116,806	$ 1,156,016